A. Organization, Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2012
A. Organization Business And Summary Of Significant Accounting Policies Tables
Fair Value Measurements

The warrant liability is measured at fair market value on a recurring basis as of September 30, 2012 and 2011 and is summarized below (in thousands):

Fair value at September 30, 2012			Fair value at September 30, 2011
Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
$—	$—	$19,319	$—	$—	$23,405

The following table summarizes, as of September 30, 2012, the warrant activity subject to Level 3 inputs which are measured on a recurring basis:

Fair value measurements of warrants using significant unobservable inputs (Level 3)
Balance at September 30, 2011	$23,405
Warrants exercised	(17)
Change in fair value of warrant liability	(4,069)
Balance at September 30, 2012	$19,319

Net Income (Loss) Per Common Share

	Fiscal Year Ended September 30,
	2012	2011
Numerator:
Net income (loss)	$1,698	$299
Net income attributable to participating securities (1)	(842)	(151)
Net income (loss) attributable to common stockholders – basic (1)	$856	$148

Net income (loss)	$1,698	$299
Less gain (loss) on warrant liability for participating common warrants (1)	3,859	3,553
Net income (loss) attributable to common stockholders – diluted (1)	$(2,161)	$(3,253)
Denominator:
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders – basic	61,593	59,474
Effect of potentially dilutive securities:
Common stock warrants (1)	9,448	26,388
Convertible preferred warrants	—	—
Convertible preferred stock	—	—
Common stock options	—	—
Non-participating common stock warrants	—	—
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders – diluted (1)	71,041	85,862
Basic net income (loss) per common share (1)	$0.01	$0.00
Diluted net income (loss) per common share (1)	$(0.03)	$(0.04)